Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies.
Summary of additional information related to the Company's accounting for operating leases

	2022		2021
Total operating lease expense	$134,641		$102,738
Cash paid related to operating lease liabilities	$123,053		$96,006
Weighted-average remaining lease term	4.50	years	2.25	years
Weighted-average discount rate used to determine operating lease liabilities	2.78%		5.0%

Schedule of future minimum lease payments due under noncancelable operating leases

Future minimum lease payments due under noncancellable operating leases as of December 31, 2021, are as follows:

2023	$133,549
2024	140,265
2025	146,450
2026	152,309
2027	78,311
Total minimum lease payments	650,884
Less: amounts representing interest	(40,729)
Present value of operating lease liabilities	$610,155